Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Net	R$ 14,587,102	R$ 13,009,596
Risk Of Power Purchase And Sale Transactions Price [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current assets	263,645
Current liabilities	(262,821)
Current financial assets	824
Noncurrent assets	597,856
Noncurrent liabilities	(268,621)
Non-current financial assets	329,235
Financial assets at fair value through profit or loss	861,501
Net liabilities	(531,442)
Net	R$ 330,059